COMMITMENTS AND CONTINGENCIES (Details)	1 Months Ended		12 Months Ended
	Jul. 31, 2012 RUB item	Aug. 31, 2008 handset	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Operating expenses USD ($)	Dec. 31, 2011 Operating expenses USD ($)	Dec. 31, 2010 Operating expenses USD ($)	Dec. 31, 2012 Cost of services USD ($)	Dec. 31, 2011 Cost of services USD ($)	Dec. 31, 2010 Cost of services USD ($)
Capital commitments
Purchase agreements to acquire property, plant and equipment, intangible assets and costs related thereto			$ 1,104,500,000
Agreement with Apple
Number of iPhone handsets to be bought under unconditional purchase agreement with Apple Sales International		1,500,000
Period over which iPhone handsets are to be bought under unconditional purchase agreement with Apple Sales International		three year
Percentage of total purchase installment made			40.60%
Cash paid for handsets purchased			81,800,000	140,800,000	79,400,000
Future minimum lease payments due for the five years ending December 31,2017 and thereafter
2013			165,076,000
2014			29,144,000
2015			12,870,000
2016			7,805,000
2017			4,645,000
Thereafter			58,245,000
Total			277,785,000
Commitment and contingencies
Rental expense						435,500,000	389,100,000	338,300,000	235,700,000	232,000,000	182,400,000
Period within which the LTE networks are to be fully deployed	7 years
Number of inhabitants in each population center for delivery of LTE services	50,000
Minimum annual investment obligation towards the LTE roll-out until the network is fully deployed	15,000,000,000		$ 493,900,000